SHAREHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 11 – SHAREHOLDERS’ EQUITY

The Company is authorized to issued 1,200,000,000 shares of Class A common stock, 1,200,000,000 Class B common stock, 1,200,000,000 Class C common stock, 1,200,000,000 Class D common stock, and 1,200,000,000 Class E common stock; all with a par value of $0.00001 per share.

As of September 30, 2025, the Company had 29,995,000 shares of Class A common stock issued and outstanding; and no shares of Class B, Class C, Class D, or Class E common stock were issued and outstanding.

On March 28, 2023, the Company amended its article with New York State to change the authorized common shares with a par value of $0.001 to 30,000,000 shares, no preferred shares.

During the years ended March 31, 2024, a shareholder loan in the amount of $83,300 was forgiven by our former President and recorded as additional paid-in capital.

On June 6, 2024, the Company amended its article with New York State to increase the authorized shares of common stock of the Company from thirty million (30,000,000) shares of common stock, par value $0.001 per share, to six billion (6,000,000,000) shares of common stock, par value $0.00001 per share (the “Authorized Capital Increase”). Upon the effectiveness of the authorized shares increase, the shares of common stock will be categorized as follows: 1,200,000,000 Class A shares, 1,200,000,000 Class B shares, 1,200,000,000 Class C shares, 1,200,000,000 Class D shares, and 1,200,000,000 Class E shares.

NOTE 11 – SHAREHOLDERS’ EQUITY

The Company is authorized to issued 1,200,000,000 shares of Class A common stock, 1,200,000,000 Class B common stock, 1,200,000,000 Class C common stock, 1,200,000,000 Class D common stock, and 1,200,000,000 Class E common stock; all with a par value of $0.00001 per share.

As of March 31, 2025, the Company had 29,995,000 shares of Class A common stock issued and outstanding; and no shares of Class B, Class C, Class D, or Class E common stock were issued and outstanding.

On March 28, 2023, the Company amended its article with New York State to change the authorized common shares with a par value of $0.001 to 30,000,000 shares, no preferred shares.

During the year ended March 31, 2024, a shareholder loan in the amount of $83,300 was forgiven by our former President and recorded as additional paid-in capital.

On June 6, 2024, the Company amended its article with New York State to increase the authorized shares of common stock of the Company from thirty million (30,000,000) shares of common stock, par value $0.001 per share, to six billion (6,000,000,000) shares of common stock, par value $0.00001 per share (the “Authorized Capital Increase”). Upon the effectiveness of the authorized shares increase, the shares of common stock will be categorized as follows: 1,200,000,000 Class A shares, 1,200,000,000 Class B shares, 1,200,000,000 Class C shares, 1,200,000,000 Class D shares, and 1,200,000,000 Class E shares.